Total
Sextant Bond Income Fund
Sextant Bond Income Fund
Investment Objective
Current income.
Fees and Expenses
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareowner Fees
Shareholder Fees	Sextant Bond Income Fund Sextant Bond Income Fund USD ($)
Shareowner Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Sextant Bond Income Fund Sextant Bond Income Fund
Management Fees (vary with performance)	0.43%
Other Expenses	0.28%
Total Annual Fund Operating Expenses	0.71%
Fee Waiver and Expense Reimbursement	0.06%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursement	0.65%

The adviser has committed through March 31, 2021, to waive fees and/or reimburse expenses to the extent necessary to ensure that the Fund's net operating expenses, excluding brokerage commissions, interest, taxes, and extraordinary expenses do not exceed the net operating expense ratio of 0.65%. This expense limitation agreement may be changed or terminated only with approval of the Board of Trustees.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 year	3 years	5 years	10 years
Sextant Bond Income Fund | Sextant Bond Income Fund | USD ($)	73	227	395	883

Portfolio Turnover
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 21.20% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests at least 80% of its net assets in bonds, including corporate and government bonds. Under normal circumstances, the Fund maintains a dollar-weighted average maturity of 10 years or more. The Fund invests at least 65% of net assets in bonds rated within the three highest grades (AAA, AA, or A) and may not invest in a bond rated at the time of purchase below the fourth highest grade (BBB).
Principal Risks of Investing
Market risk: The value of the Fund's shares rises and falls as the market value of the securities in which the Fund invests goes up and down. The market value of securities will fluctuate, sometimes significantly and unpredictably, with stocks generally being more volatile than bonds. When you redeem your shares, they may be worth more or less than what you paid for them. Only consider investing in the Fund if you are willing to accept the risk that you may lose money.

Interest rate risk: Investing in bonds includes the risk that as interest rates rise, bond prices will fall. Conversely, during periods of declining interest rates bond prices generally rise, but bond issuers may call or prepay the bond and reissue debt at lower interest rates. The longer a bond's maturity, the more sensitive the bond is to interest rate changes. The risks associated with changing interest rates may have unpredictable effects on bond markets, the liquidity of bonds, and the Fund's investments.

Credit risk: Investing in bonds includes the risk that an issuer will not pay interest or principal when due, or the issuer may default altogether. If an issuer's credit quality is perceived to decline, the value and liquidity of the issuer's bonds may also decline.

Liquidity risk: Liquidity risk exists when particular investments are difficult to sell and may be more difficult to value. If the Fund is forced to sell these investments during unfavorable conditions to meet redemptions or for other cash needs, the Fund may lose money on its investments. As a result, the Fund may be unable to achieve its objective.
Performance
Annual Total Return
The following bar chart presents the calendar year total returns of the Fund before taxes. The bar chart provides an indication of the risks of investing in the Fund by showing changes in performance from year to year. A fund's past performance (before and after taxes) is not a guarantee of how a fund will perform in the future.

Performance data current to the most recent month-end and quarter-end are available on www.sextantfunds.com.

Best Quarter	Q3 2011	4.82%
Worst Quarter	Q2 2013	-4.27%

Average Annual Total Returns
The table below presents the average annual returns for the Fund and provides an indication of the risks of investing in the Fund by showing how the Fund's average annual returns for 1, 5, and 10 years and for the Life of the Fund compare to those of a broad-based market index.
Periods ended December 31, 2019
Average Annual Total Returns - Sextant Bond Income Fund	1 Year	5 Year	10 Year	Life of Fund [1]
Sextant Bond Income Fund	10.22%	3.24%	4.20%	4.86%
Sextant Bond Income Fund | Return after taxes on distributions	8.92%	1.92%	2.86%	3.24%
Sextant Bond Income Fund | Return after taxes on distributions and sale of Fund shares	6.02%	1.81%	2.51%	2.38%
FTSE US Broad Investment-Grade Bond Index (reflects no deduction for fees, expenses or taxes)	8.86%	3.08%	3.73%	5.33%
[1]	Sextant Bond Income Fund began operations March 1, 1993.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.